Note 22 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loss carry-forwards and other credits	$ 18,314	$ 18,969
Expenses not currently deductible	33,442	28,446
Revenue not currently taxable	(14,076)	(6,212)
Stock-based compensation	526	386
Investments	10,696	7,870
Provision for doubtful accounts	8,308	4,585
Financing fees	(325)	(330)
Net unrealized foreign exchange losses	560	68
Depreciation and amortization	(57,746)	(44,577)
Operating leases	8,110	7,998
Less: valuation allowance	(13,324)	(7,801)
Net deferred tax (liabilities) assets	(5,515)
Deferred Tax Assets, Net, Total	$ 45,008	$ 9,402